Operating Segmentation (Tables)	9 Months Ended
Jul. 31, 2025
Text Block [Abstract]
Schedule of Operating Segments
Our results and average assets, grouped by operating segment, are as follows:

(Canadian $ in millions)
For the three months ended July 31, 2025	Canadian P&C	U.S. P&C (1)	BMO WM	BMO CM (1)	Corporate Services (1) (2)	Total
Net interest income	$2,459	$2,105	$373	$729	$(170)	$5,496
Non-interest revenue	639	436	1,259	1,047	111	3,492
Total Revenue	3,098	2,541	1,632	1,776	(59)	8,988
Provision for credit losses on impaired loans	489	240	2	33	9	773
Provision for (recovery of) credit losses on performing loans	76	(69)	1	23	(7)	24
Total provision for credit losses	565	171	3	56	2	797
Depreciation and amortization	162	224	67	80	-	533
Non-interest expense	1,177	1,235	983	1,059	118	4,572
Income (loss) before taxes and non-controlling interest in subsidiaries	1,194	911	579	581	(179)	3,086
Provision for (recovery of) income taxes	327	202	143	143	(59)	756
Reported net income (loss)	$867	$709	$436	$438	$(120)	$2,330
Non-controlling interest in subsidiaries	$-	$2	$-	$-	$1	$3
Net income (loss) attributable to bank shareholders	$867	$707	$436	$438	$(121)	$2,327
Average assets (3)	$345,353	$234,022	$71,145	$514,826	$268,396	$1,433,742

For the three months ended July 31, 2024	Canadian P&C	U.S. P&C (1)	BMO WM	BMO CM (1)	Corporate Services (1) (2)	Total
Net interest income	$2,253	$2,056	$326	$479	$(320)	$4,794
Non-interest revenue	655	397	1,113	1,187	46	3,398
Total Revenue	2,908	2,453	1,439	1,666	(274)	8,192
Provision for credit losses on impaired loans	353	368	1	92	14	828
Provision for (recovery of) credit losses on performing loans	35	26	(10)	36	(9)	78
Total provision for (recovery of) credit losses	388	394	(9)	128	5	906
Depreciation and amortization	151	239	65	75	-	530
Non-interest expense	1,109	1,253	904	972	71	4,309
Income (loss) before taxes and non-controlling interest in subsidiaries	1,260	567	479	491	(350)	2,447
Provision for (recovery of) income taxes	346	97	117	102	(80)	582
Reported net income (loss)	$914	$470	$362	$389	$(270)	$1,865
Non-controlling interest in subsidiaries	$-	$(3)	$-	$-	$3	$-
Net income (loss) attributable to bank shareholders	$914	$473	$362	$389	$(273)	$1,865
Average assets (3)	$329,786	$240,484	$65,428	$475,893	$274,275	$1,385,866

(1)
Operating groups report on a taxable equivalent basis (teb). Net interest income, revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services net interest income, revenue and provision for income taxes.

(2)	Corporate Services includes Technology and Operations.
(3)
Included within average assets are average earning assets, which are comprised of deposits with other banks, deposits at central banks, securities borrowed or purchased under resale agreements, loans and securities. Total average earning assets for the
three months ended July 31, 2025 are $1,287,815 million, including $343,805 million for Canadian P&C, $214,154 million for U.S. P&C, and $729,856 million for all other operating segments including Corporate Services (for the

three months ended July 31, 2024 - Total: $1,258,977 million, Canadian P&C: $323,485 million, U.S. P&C: $219,443 million and all other operating segments: $716,049 million).

(Canadian $ in millions)
For the nine months ended July 31, 2025	Canadian P&C	U.S. P&C (1)	BMO WM	BMO CM (1)	Corporate Services (1) (2)	Total
Net interest income	$7,203	$6,432	$1,097	$1,902	$(643)	$15,991
Non-interest revenue	1,934	1,313	3,649	3,726	320	10,942
Total Revenue	9,137	7,745	4,746	5,628	(323)	26,933
Provision for credit losses on impaired loans	1,456	799	5	96	41	2,397
Provision for (recovery of) credit losses on performing loans	259	120	6	107	(27)	465
Total provision for credit losses	1,715	919	11	203	14	2,862
Depreciation and amortization	472	707	199	244	-	1,622
Non-interest expense	3,446	3,796	2,987	3,250	450	13,929
Income (loss) before taxes and non-controlling interest in subsidiaries	3,504	2,323	1,549	1,931	(787)	8,520
Provision for (recovery of) income taxes	961	488	383	475	(217)	2,090
Reported net income (loss)	$2,543	$1,835	$1,166	$1,456	$(570)	$6,430
Non-controlling interest in subsidiaries	$-	$7	$-	$-	$2	$9
Net income (loss) attributable to bank shareholders	$2,543	$1,828	$1,166	$1,456	$(572)	$6,421
Average assets (3)	$343,543	$241,930	$70,725	$552,471	$277,453	$1,486,122

For the nine months ended July 31, 2024	Canadian P&C	U.S. P&C (1)	BMO WM	BMO CM (1)	Corporate Services (1) (2)	Total
Net interest income	$6,548	$6,108	$973	$1,342	$(941)	$14,030
Non-interest revenue	1,957	1,188	3,187	3,574	(98)	9,808
Total Revenue	8,505	7,296	4,160	4,916	(1,039)	23,838
Provision for credit losses on impaired loans	886	839	10	164	60	1,959
Provision for (recovery of) credit losses on performing loans	195	126	(13)	(6)	(23)	279
Total provision for credit losses	1,081	965	(3)	158	37	2,238
Depreciation and amortization	439	723	198	226	-	1,586
Non-interest expense	3,247	3,676	2,746	2,965	852	13,486
Income (loss) before taxes and non-controlling interest in subsidiaries	3,738	1,932	1,219	1,567	(1,928)	6,528
Provision for (recovery of) income taxes	1,031	359	297	326	(508)	1,505
Reported net income (loss)	$2,707	$1,573	$922	$1,241	$(1,420)	$5,023
Non-controlling interest in subsidiaries	$-	$1	$-	$-	$5	$6
Net income (loss) attributable to bank shareholders	$2,707	$1,572	$922	$1,241	$(1,425)	$5,017
Average assets (3)	$324,846	$236,323	$63,877	$456,676	$271,060	$1,352,782

(1)
Operating groups report on a taxable equivalent basis (teb). Net interest income, revenue and the provision for income taxes are increased on tax-exempt
securities to an equivalent
before-tax
basis to facilitate comparisons of income between taxable and tax-exempt
sources. The offset to the groups’ teb adjustments is reflected in Corporate Services net interest income, revenue and provision for income taxes.

(2)	Corporate Services includes Technology and Operations.
(3)
Included within average assets are average earning assets, which are comprised of deposits with other banks, deposits at central banks, securities borrowed or purchased under resale agreements, loans and securities. Total average earning assets for the
nine months ended July 31, 2025 are $1,305,339 million, including $341,670 million for Canadian P&C, $221,462 million for U.S. P&C, and $742,207 million for all other operating segments including Corporate Services (for the
nine months ended July 31, 2024—Total: $1,223,370 million, Canadian P&C: $314,450 million, U.S. P&C: $215,797 million and all other operating segments: $693,123 million).